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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21853

NORTHERN LIGHTS VARIABLE TRUST

______________________________________________________

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2017 through June 30, 2018

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Vanguard Small Cap Value ETF	VBR	922908611	11/15/2017	Trustees, Mgrs agreements, investment exclusions	MGMT	Mirror Voted	Mirror Voted	FOR and AGAINST
2	Vanguard REIT Index ETF	VNQ	922908553	11/15/2017	Trustees, Mgrs agreements, investment exclusions	MGMT	Mirror Voted	Mirror Voted	FOR
3	Vanguard Mid-Cap Value Index Fund	VOE	922908512	11/15/2017	Trustees, Mgrs agreements, investment exclusions	MGMT	Mirror Voted	Mirror Voted	FOR
4	Vanguard S&P 500 ETF	VOO	922908363	11/15/2017	Trustees, Mgrs agreements, investment exclusions	MGMT	Mirror Voted	Mirror Voted	FOR
5	Vanguard Shrt-Term Infl-Prot Sec Idx ETF	VTIP	922020805	11/15/2017	Trustees, Mgrs agreements, investment exclusions	MGMT	Mirror Voted	Mirror Voted	FOR
6	Fidelity MSCI Materials Index	FMAT	316092881	12/8/2017	Director nominees	MGMT	Mirror Voted	Mirror Voted	FOR
7	Guggenheim (Now: Invesco) S&P 500 Equal Weight	RSP	78355W106 (Now: 46137V357)	2/16/2018	Recorg plan	MGMT	Mirror Voted	Mirror Voted	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BTS TACTICAL FIXED INCOME VIT FUND									Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2017 through November 9, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - PROBABILITIES VIT FUND										Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Vanguard	VTI	922908769	11/15/2017	1.1	Elect Director Mortimer J. Buckley	Management	Y	For	For
2	Vanguard	VTI	922908769	11/15/2017	1.2	Elect Director Emerson U. Fullwood	Management	Y	For	For
3	Vanguard	VTI	922908769	11/15/2017	1.3	Elect Director Amy Gutmann	Management	Y	For	For
4	Vanguard	VTI	922908769	11/15/2017	1.4	Elect Director JoAnn Heffernan Heisen	Management	Y	For	For
5	Vanguard	VTI	922908769	11/15/2017	1.5	Elect Director F. Joseph Loughrey	Management	Y	For	For
6	Vanguard	VTI	922908769	11/15/2017	1.6	Elect Director Mark Loughridge	Management	Y	For	For
7	Vanguard	VTI	922908769	11/15/2017	1.7	Elect Director Scott C. Malpass	Management	Y	For	For
8	Vanguard	VTI	922908769	11/15/2017	1.8	Elect Director F. William McNabb, III	Management	Y	For	For
9	Vanguard	VTI	922908769	11/15/2017	1.9	Elect Director Deanna Mulligan	Management	Y	For	For
10	Vanguard	VTI	922908769	11/15/2017	1.10	Elect Director Andre F. Perold	Management	Y	For	For
11	Vanguard	VTI	922908769	11/15/2017	1.11	Elect Director Sarah Bloom Raskin	Management	Y	For	For
12	Vanguard	VTI	922908769	11/15/2017	1.12	Elect Director Peter F. Volanakis	Management	Y	For	For
13	Vanguard	VTI	922908769	11/15/2017	2	Approve Manager of Managers	Management	Y	For	For
14						Arrangement with Third-Party
15						Investment Advisors
16	Vanguard	VTI	922908769	11/15/2017	3	Approve Manager of Managers	Management	Y	For	For
17						Arrangement with Wholly-owned
18						Subsidiaries of Vanguard
19
20	Vanguard	VTI	922908769	11/15/2017	7	Institute Procedures to Prevent	Shareholder	Y	Against	Against
21						Investments in Companies that
22						Contribute to Genocide or Crimes
23						Against Humanity

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*   /s/ Kevin Wolf

    Kevin Wolf, President

Date: August 21, 2018

* Print the name and title of each signing officer under his or her signature.